LEASES - Supplemental consolidated balance sheet information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Right-of-use assets	¥ 987	$ 151	¥ 1,207
Current lease liabilities included within Other payables and accruals	409		438
Long-term lease liabilities	618	$ 95	749
Total lease liabilities	¥ 1,027		¥ 1,187
Weighted average remaining lease term	3 years	3 years	4 years
Weighted average discount rate	4.30%	4.30%	4.20%